Financial instruments - Fair Value of Financial Instruments (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	CAD 72,023
Foreign exchange forward | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	432
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	3,422
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,613
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term debt	817,895	CAD 517,637
Convertible debentures	1,277	455,975
Total financial liabilities	819,172	973,612
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	47,912	47,933
Derivative financial instruments, assets	8,041	66,316
Total financial assets	55,953	114,249
Long-term debt	3,275,176	3,481,629
Convertible debentures	0
Derivative financial instruments, liabilities	86,393	108,825
Total financial liabilities	3,380,542	3,609,067
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	137
Level 2 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	39
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,023	95,404
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	432
Level 2 | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		17,864
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	92	359
Derivative financial instruments, liabilities	3,286	36
Level 2 | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	7,812
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,613	13,385
Level 2 | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		48,093
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		18,613
Preferred shares, Series C	18,973
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0	0
Derivative financial instruments, assets	79,490	84,554
Total financial assets	79,490	84,554
Derivative financial instruments, liabilities	97	0
Total financial liabilities	97	0
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	79,490	84,554
Derivative financial instruments, liabilities	97
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Level 3 | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Portion at Other than Fair Value Measurement [Member] | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	553	314
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	41,873	38,183
Derivative financial instruments, assets	87,531	150,870
Total financial assets	129,404	189,053
Long-term debt	3,863,296	3,913,415
Convertible debentures	1,218	358,619
Derivative financial instruments, liabilities	86,490	108,825
Total financial liabilities	3,969,468	4,399,319
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	79,490	84,554
Derivative financial instruments, liabilities	97
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	137
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	39
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,023	95,404
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	432
Carrying amount | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		17,864
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	92	359
Derivative financial instruments, liabilities	3,286	36
Carrying amount | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	7,812
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,613	13,385
Carrying amount | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		48,093
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		18,460
Preferred shares, Series C	18,464
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable	47,912	47,933
Derivative financial instruments, assets	87,531	150,870
Total financial assets	135,443	198,803
Long-term debt	4,093,071	3,999,266
Convertible debentures	1,277	455,975
Derivative financial instruments, liabilities	86,490	108,825
Total financial liabilities	4,199,811	4,582,679
Fair Value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	79,490	84,554
Derivative financial instruments, liabilities	97
Fair Value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	137
Fair Value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	39
Fair Value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	72,023	95,404
Fair Value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	432
Fair Value | Foreign exchange forward | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		17,864
Fair Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	92	359
Derivative financial instruments, liabilities	3,286	36
Fair Value | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	7,812
Fair Value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,613	13,385
Fair Value | Interest rate swaps | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		48,093
Fair Value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		CAD 18,613
Preferred shares, Series C	CAD 18,973